Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Activity of Allowance for Doubtful Accounts
The following table provides a summary of activity of the allowance for doubtful accounts:

	Balance at beginning of year	Change in reserve due to the provision	Change in reserve due to the interest and other adjustments	Amounts written off, net of recoveries	Balance at end of year
	(In thousands)
Year ended December 31, 2025	$24,426	5,112	(1,153)	(11,989)	$16,396
Year ended December 31, 2024	$21,647	7,633	1,771	(6,625)	$24,426

Schedule of Distributions Per Common Share	The composition of the Company’s distributions per common share for each year presented is as follows:

Common Shares	2025	2024	2023
Ordinary income	69%	70%	66%
Capital gains	0%	0%	0%
Return of capital	31%	30%	34%
	100%	100%	100%